CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Investments in real estate - net	$ 1,682,165	$ 1,676,823
Cash and cash equivalents	16,796	31,514
Restricted cash	6,672	8,831
Accounts Receivable - net	9,303	8,364
Notes Receivable - net		40,100
Deferred rent receivable and charges - net	87,606	72,792
Other intangible assets - net	22,282	27,433
Other assets	9,653	4,855
Total assets	1,834,477	1,870,712
LIABILITIES:
Debt	395,105	345,631
Accounts payable and accrued expenses	26,109	20,928
Intangible liabilities - net	8,800	11,858
Other liabilities	21,173	20,157
Due to related parties	6,807	6,065
Total liabilities	457,994	404,639
COMMITMENTS AND CONTINGENCIES (Note 8)
Partners' equity:
Limited partners	1,373,737	1,463,274
General partner	1	1
Total partners' equity	1,373,738	1,463,275
Noncontrolling interests	2,745	2,798
Total equity	1,376,483	1,466,073
TOTAL LIABILITIES AND EQUITY	$ 1,834,477	$ 1,870,712